Consolidated Statements of Operations - USD ($)		3 Months Ended				12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024
Revenue
Cost of sales		$ (812,000)		$ (2,965,000)		$ (10,077,000)		$ (15,545,000)
Total Revenues		1,772,000		4,455,000		16,398,000		24,207,000
Cost of sales		812,000		2,965,000		10,077,000		15,545,000
Gross Profit		960,000		1,490,000		6,321,000		8,662,000
OPERATING EXPENSES
Segment management and technology	[1]					3,138,000		5,454,000
Management and Technology	[2]	570,000		926,000
General and administrative		1,016,000	[2]	856,000	[2]	3,416,000	[1]	3,852,000	[1]
Research and development				5,000		20,000		70,000
Sales and marketing		141,000	[2]	296,000	[2]	967,000	[1]	1,361,000	[1]
Goodwill and Intangible asset impairment						3,850,000		2,315,000
Total operating expenses		1,727,000		2,083,000		11,391,000		13,052,000
Net income before other income (expense)		(767,000)		(593,000)		(5,070,000)		(4,390,000)
OTHER INCOME (EXPENSE)
Interest income (expenses), net		88,000		22,000		214,000		(130,000)
Change in fair value of contingent consideration								844,000
Loss on sale of business								(146,000)
Other expense, net						(49,000)		(2,000)
TOTAL OTHER INCOME (EXPENSE), NET		88,000		22,000		165,000		566,000
Provision for income taxes						(1,120,000)		(1,192,000)
Net (loss) income for the year		$ (679,000)		$ (571,000)		$ (4,905,000)		$ (3,824,000)
Net (loss) income per share
Basic		$ (0.05)		$ (0.05)		$ (0.39)		$ (0.37)
Diluted		$ (0.05)		$ (0.05)		$ (0.39)		$ (0.37)
Weighted average shares of common stock
Basic		13,352,749		12,292,150		12,619,512		10,402,508
Diluted		13,352,749		12,292,150		12,619,512		10,402,508
Open World Ltd. [Member]
Revenue
Revenues from contracts with customers		$ 3,660,514		$ 8,729,612		$ 35,748,499		$ 39,626,473
Cost of sales		(104,395)		(184,102)		(5,235,082)		(1,921,861)
Total Revenues		3,660,514		8,729,612		35,748,499		39,626,473
Cost of sales		104,395		184,102		5,235,082		1,921,861
Gross Profit		3,556,119		8,545,510		30,513,417		37,704,612
Consulting and management fees		1,531,932		1,408,398		(6,354,029)		(3,987,924)
General and administrative expenses		163,111		347,189		(837,466)		(410,363)
Bad debt provision		19,409		76,000		(422,943)		(869,906)
Insurance expenses		103,754		25,479		(254,270)		(214,375)
Legal fees		2,457,900		57,867		(1,095,020)		(511,908)
Professional fees		385,798		66,240		(938,064)		(355,743)
Stock-based compensation		301,704				(4,378,102)
Travel expenses		139,936		67,558		(669,792)		(159,675)
Operating lease expense		9,673		81,147		(346,276)		(242,538)
Total operating expenses		5,113,217		2,129,878		(15,295,962)		(6,752,432)
OPERATING EXPENSES
Net income before other income (expense)		(1,557,098)		6,415,632		15,217,455		30,952,180
Other income (expense)
(Loss) gain on crypto asset sales						(4,374,903)		122,250
Gain (loss) on crypto asset sales		88,089		(120,422)
Net change in fair value of investments		(590,657)				(3,639,080)
Net change in fair value of shares and warrants receivable		(1,046,357)				(3,529,052)
Net change in fair value of crypto assets		216,012		(2,472,861)		(8,154,783)		(3,305,210)
Net change in fair value of receivables		(367,015)		(8,565,600)		(15,748,701)		(2,722,651)
Net change in fair value of loans receivable		(1,346,292)
Interest expense, net		(6,680)
Total other expense, net		(3,052,900)		(11,158,883)		(35,446,519)		(5,905,611)
(Loss) income before income tax expense		(4,609,998)		(4,743,251)		(20,229,064)		25,046,569
OTHER INCOME (EXPENSE)
Provision for income taxes
Net (loss) income for the year		$ (4,609,998)		$ (4,743,251)		$ (20,229,064)		$ 25,046,569
Net (loss) income per share
Basic		$ (37)		$ (43)		$ (189)		$ 245
Diluted		$ (37)		$ (43)		$ (189)		$ 218
Weighted average shares of common stock
Basic		126,080		111,030		107,042		102,346
Diluted		126,080		111,030		107,042		114,683

[1]	Includes share-based compensation of $801 thousand for the year ended December 31, 2025, and $1,555 thousand for the year ended December 31, 2024.
[2]	Includes share-based compensation of $63 thousand and $333 thousand for the three months ended March 31, 2026 and March 31, 2025, respectively.